CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Restricted Cash (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
CASH ,CASH EQUIVALENTS AND RESTRICTED CASH
Restricted cash	$ 794	¥ 5,461